Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 0	$ 3,457
Aggregate intrinsic value of options exercisable	0	2,887
Total intrinsic value of options exercised	$ 401	$ 600